Income Taxes - Operating loss carryforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Reduction of income tax expense	$ 41.2
Increase in equity	2.2
Domestic
Operating Loss Carryforwards [Line Items]
Net operating losses with expiry	20.1	$ 20.1
Net operating losses with no expiry	79.3	33.9
Domestic | Research
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	3.3	2.5
State
Operating Loss Carryforwards [Line Items]
Net operating losses with expiry	75.3	42.6
State | Research
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	2.1	$ 1.7
Foreign
Operating Loss Carryforwards [Line Items]
Net operating losses with expiry	$ 1.5